Non-controlling interest - Narrative (Details) $ / shares in Units, $ in Millions								1 Months Ended					12 Months Ended
		Dec. 05, 2016 USD ($)	Dec. 31, 2015	Jun. 30, 2015 USD ($)	Dec. 30, 2014 USD ($)	Jan. 02, 2014 USD ($)	Oct. 24, 2012 USD ($) $ / shares shares	Dec. 31, 2015	Dec. 31, 2014 USD ($)	Jan. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares	Oct. 31, 2013 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) company	Mar. 26, 2013	Mar. 25, 2013 USD ($)
Noncontrolling Interest [Line Items]
Dividend declared to non controlling interest in VIE															$ 0.0
Total acquisition price				$ 4.0
Sale of NCI															(4.0)
Notional amount of investments acquired	[1]													$ 6.0
Seadrill Partners LLC
Noncontrolling Interest [Line Items]
Sale of NCI						$ (115.0)
Notional amount of investments acquired		$ 6.6
Seadrill Mobile Units (Nigeria) Ltd
Noncontrolling Interest [Line Items]
Ownership interest (as percent)		51.00%
Non-controlling interest
Noncontrolling Interest [Line Items]
Dividend declared to non controlling interest in VIE															0.0	$ 223.0
Sale of NCI															$ (4.0)
Asia Offshore Drilling Ltd
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage (as percent)																			66.18%
Fair value of establishment of non-controlling interest																			$ 100.0
SFL West Polaris Limited
Noncontrolling Interest [Line Items]
Total acquisition price									$ 111.0
Deemed contribution to Seadrill shareholders from non-controlling interest					$ 7.0
North Atlantic Drilling
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage (as percent)													70.36%
Reverse stock split conversion ratio			0.1					0.1
North Atlantic Drilling | IPO
Noncontrolling Interest [Line Items]
New shares issued by equity method investment (in shares) | shares										13,513,514
Sale of stock (in dollars per share) | $ / shares										$ 9.25
Noncontrolling interest, increase from subsidiary equity issuance										$ 52.0
Asia Offshore Drilling Ltd
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage (as percent)													66.24%					66.21%
Sevan Drilling ASA
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage (as percent)													50.11%
Ship Finance International Ltd VIEs
Noncontrolling Interest [Line Items]
Number of Ship Finance companies acquired | company																	1
Acquisition of remaining equity shares of former VIE																	$ 47.0
Proceeds from dividends received													$ 14.0	$ 113.0
Seadrill Partners LLC
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage (as percent)							75.67%					77.47%		62.35%
Common units representing liability entity's interests (in shares) | shares							10,062,500
Common unit price representing liability entity's interests (in USD per share) | $ / shares							$ 22.00
Gross proceeds from completion of IPO							$ 221.0
Consideration received from shares issued							$ 203.0
Common units issued in connection with an over allotment option (in shares) | shares							1,312,500
Common units owned upon completion of IPO (in shares) | shares							14,752,525
Subordinated units owned upon completion of IPO (in shares) | shares							16,543,350
Seadrill Partners LLC | Stock Issued to Reporting Entity
Noncontrolling Interest [Line Items]
New shares issued by equity method investment (in shares) | shares											3,394,916	3,310,622
Seadrill Partners LLC | Stock Issued to Public
Noncontrolling Interest [Line Items]
New shares issued by equity method investment (in shares) | shares											12,880,000
Noncontrolling interest, increase from subsidiary equity issuance													$ 239.0
Seadrill UK Ltd | Seadrill Mobile Units (Nigeria) Ltd
Noncontrolling Interest [Line Items]
Ownership interest (as percent)		49.00%
Interest acquired (as percent)		10.00%
Notional amount of investments acquired		$ 6.6
HHL | Seadrill Mobile Units (Nigeria) Ltd
Noncontrolling Interest [Line Items]
Notional amount of investments acquired		$ 6.6
Business acquisition, percentage of voting interests acquired													2.00%
Investments, consideration paid													$ 0.3

[1]	uring the year ended December 31, 2016, certain consolidated VIEs of ours withdrew bank loans and made loans to the related party Ship Finance International. These balances are presented net in the consolidated statement of cash flows. Refer to Note 22 "Long-term debt" for further information.